NUCLEAR FUEL INVENTORY	12 Months Ended
Dec. 31, 2021
NUCLEAR FUEL INVENTORY
NUCLEAR FUEL INVENTORY

NOTE 16 - NUCLEAR FUEL INVENTORY

The composition of the nuclear fuel stock destined for the operation of NPP Angra 1 and NPP Angra 2 is shown below:

	12/31/2020	Consumption	Addition	Write-offs	Transfers	Tax Credits	12/31/2021
Current
Elements ready	428,340	—	—	—	59,555	—	487,895
	428,340	—	—	—	59,555	—	487,895
Non-current
Elements ready	657,083	(448,673)	—	(252,354)	760,059	1,271	717,386
Uranium concentrate	220,135	—	266,230	—	(224,613)	—	261,752
In progress - nuclear fuel	387,562	—	719,121	—	(595,001)	—	511,682
	1,264,780	(448,673)	985,351	(252,354)	(59,555)	1,271	1,490,820

Total	1,693,120	(448,673)	985,351	(252,354)	—	1,271	1,978,715

a)	Nuclear fuel formation

In the initial stage, uranium ore and the services necessary for its manufacture are acquired and classified in non-current assets in the uranium concentrate and service in progress accounts - nuclear fuel, respectively. After the manufacturing process is completed, there is the element of nuclear fuel ready (Elements ready), whose value is classified in two accounting groups: the portion related to the consumption forecast for the next 12 months is recorded in current assets, and the remaining portion is recorded in non-current assets.

b)	Angra 2 stop

In June 2020, during inspections in the stop for maintenance and refueling of nuclear fuel made at the Angra 2 Plant, unexpected surface oxidation was detected in the fuel elements of lot R, loaded in the last operating cycle. In order to make the operation of the Angra 2 Plant feasible in the shortest possible time and following all safety protocols, Eletronuclear replaced all 52 fuel elements.

In June 2021, during the stop at the Angra 2 Plant, it was observed that fuel elements from lot S loaded during the last stop of the power plant were detected to have oxidations similar to those seen on the elements of lot R, in 2020.

It is worth mentioning that these events at no point, compromised the security and the performance of the Angra 2 Power Plant, which operated continuously.

In December 2021, the fuel elements of the Angra 2 plant were written off, based on the technical-economic reports of the Fuel Elements prepared by the Company.

Accounting Policy

The fuel materials in stock are classified at the current assets and long-term receivables according to the effective expiration date for their consumption. Aside from being registered at the average cost, does not exceed the net realizable market value. Composed of the uranium concentrate in stock, the corresponding services and the nuclear fuel elements were used in the thermonuclear plants Angra I and Angra II.